Subordinated debentures - Summary of Net of Holdings in Debentures (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($) $ / shares	Oct. 31, 2019 USD ($)	Oct. 31, 2018 CAD ($)
Disclosure of Detailed Information About Borrowings [Line items]
Dated subordinated liabilities	$ 9,825		$ 9,141
August 12, 2019 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Dated subordinated liabilities		$ 75	103
Percentage of principal amount	100.00%
Maturity	Aug. 12, 2019
July 17, 2024 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5	1.5
Debentures convertible into common shares subject to minimum price per share | $ / shares	$ 5.00
Dated subordinated liabilities			998
Percentage of principal amount	100.00%
Maturity	Jul. 17, 2019
Borrowings, interest rate basis	The notes include non-viability contingency capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
June 4, 2025 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5	1.5
Debentures convertible into common shares subject to minimum price per share | $ / shares	$ 5.00
Dated subordinated liabilities	$ 997		988
Maturity	Jun. 04, 2020
Borrowings, interest rate basis	The notes include non-viability contingency capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
Interest rate	1.10%	1.10%
January 20, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5	1.5
Debentures convertible into common shares subject to minimum price per share | $ / shares	$ 5.00
Dated subordinated liabilities	$ 1,483		1,443
Maturity	Jan. 20, 2021
Borrowings, interest rate basis	The notes include non-viability contingency capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
Interest rate	2.35%	2.35%
January 27, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5	1.5
Debentures convertible into common shares subject to minimum price per share | $ / shares	$ 5.00
Dated subordinated liabilities	$ 2,023	$ 1,500	1,813
Borrowings, interest rate basis	The notes include non-viability contingency capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
September 29, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5	1.5
Debentures convertible into common shares subject to minimum price per share | $ / shares	$ 5.00
Dated subordinated liabilities	$ 1,009		988
Maturity	Sep. 29, 2021
Borrowings, interest rate basis	The notes include non-viability contingency capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
Interest rate	1.12%	1.12%
December 6, 2024 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Dated subordinated liabilities	$ 1,999		1,978
Maturity	Dec. 06, 2019
Interest rate	1.10%	1.10%
July 25, 2029 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price	1.5	1.5
Debentures convertible into common shares subject to minimum price per share | $ / shares	$ 5.00
Dated subordinated liabilities	$ 1,486
Maturity	Jul. 25, 2024
Borrowings, interest rate basis	The notes include non-viability contingency capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
Interest rate	0.98%	0.98%
October 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Dated subordinated liabilities	$ 224		224
Basis points	0.40%	0.40%
Borrowings, interest rate basis	Interest at a rate of 40 basis points above the 30-day Bankers' Acceptance rate.
June 29, 2085 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Dated subordinated liabilities	$ 229	$ 174	$ 229
Basis points	0.25%	0.25%
Borrowings, interest rate basis	Interest at a rate of 25 basis points above the U.S. dollar 3-month London Interbank Mean Rate (LIMEAN). In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.